Financial Risk Management - Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 251,684,270	¥ 240,271,389
Contractual undiscounted cash flows, Derivative financial instruments	3,051,773	3,498,016
On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	162,956,139	152,600,397
Contractual undiscounted cash flows, Derivative financial instruments	3,051,773	3,498,016
Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	50,239,429	52,024,519
Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	22,615,677	20,478,127
Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,694,233	5,612,525
Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,165,181	3,541,098
Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,013,611	6,014,723
Deposits from customers [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	134,403,986	128,447,598
Deposits from customers [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	86,004,575	79,239,076
Deposits from customers [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	30,361,892	31,907,636
Deposits from customers [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	13,281,352	12,755,005
Deposits from customers [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,488,163	3,189,790
Deposits from customers [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	605,331	701,374
Deposits from customers [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	662,673	654,717
Call money and bills sold [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,307,779	1,190,929
Call money and bills sold [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		47,942
Call money and bills sold [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,276,943	1,141,653
Call money and bills sold [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	30,836	1,334
Repurchase agreements and cash collateral on securities lent [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,887,249	12,022,593
Repurchase agreements and cash collateral on securities lent [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	146,936	20,833
Repurchase agreements and cash collateral on securities lent [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,740,313	12,001,760
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,998,694	2,143,899
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,998,694	2,143,899
Borrowings [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,135,762	10,642,117
Borrowings [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	210,667	61,205
Borrowings [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	523,079	435,708
Borrowings [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,972,114	6,765,228
Borrowings [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	721,554	601,326
Borrowings [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	666,649	652,481
Borrowings [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,041,699	2,126,169
Debt securities in issue [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	11,187,209	10,589,521
Debt securities in issue [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,206,942	2,407,601
Debt securities in issue [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,320,643	950,334
Debt securities in issue [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,472,492	1,818,271
Debt securities in issue [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,885,833	2,185,578
Debt securities in issue [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,301,299	3,227,737
Lease payable [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	33,192	10,317
Lease payable [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,220	683
Lease payable [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,258	1,884
Lease payable [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,024	2,999
Lease payable [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,368	1,665
Lease payable [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,322	3,086
Others-liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,596,513	6,691,042
Others-liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,461,381	2,554,069
Others-liabilities [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,128,040	4,129,478
Others-liabilities [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,474	4,342
Others-liabilities [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		139
Others-liabilities [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,618	3,014
Loan commitments [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	62,724,820	60,107,128
Loan commitments [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	62,724,820	60,107,128
Financial guarantees [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	9,409,066	8,426,245
Financial guarantees [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 9,409,066	¥ 8,426,245